CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Cash flows from operating activities
Net loss	$ (131,978)	$ (1,164,335)	$ (143,050)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities
Depreciation of property and equipment	35,289	171,354	136,960
Amortization of intangible assets	1,159	13,905	24,030
Amortization of land use rights	4,256	4,600	4,345
Loss on disposal of property and equipment	546	23,139	1,427
Share-based compensation	108,571	174,832	204,945
Impairment loss on intangible assets and goodwill and provision for reserves on operating assets	756	897,932	154,745
Impairment loss on long-term investments	7,687	275,872	24,563
(Gain) / loss from equity method investments	2,248	(10,787)	(11,676)
(Gain) / loss from fair value change of investments	68,500	(7,028)	(9,471)
Gain from remeasuring fair value of previously held equity interests upon business acquisitions			(3,855)
Gain from disposal of long-term investments	(7,448)	(10,021)	(619)
Loss / (gain) from disposal of a subsidiary	(9,550)		966
Dividend received from an equity-method investment		3,362
Changes in operating assets and liabilities
Inventory	(20,431)	5,115	(16,998)
Amounts due from related parties	210	(432)	748
Prepaid expenses and other current assets	(11,968)	268,619	(206,499)
Income tax receivables	14,434	(3,863)	(4,093)
Deferred income taxes	400	304,229	(242,401)
Rental deposits	12,660	6,930	(29,203)
Other non-current assets	(3,060)	11,085	(8,546)
Accounts payable	(2,933)	(252,934)	229,003
Deferred revenue	54,142	(1,229,766)	529,209
Amounts due to related parties	(105)	(3,283)	(866)
Accrued expenses and other current liabilities	(109,825)	(402,230)	301,573
Operating lease right-of-use assets	76,420	1,318,663	(300,078)
Operating lease liabilities	(82,622)	(1,334,142)	319,573
Net cash provided by / (used in) operating activities	7,358	(939,184)	954,732
Cash flows from investing activities
Loan to third parties	(749)	(557)
Repayment of loan to third parties			13,812
Loan to related parties			(16,294)
Repayment of loan to related parties	2
Loan to employees		(2,404)	(2,538)
Repayment of loan to employees	1,522	6,711	4,659
Prepayment for investments	(8,450)	(2,179)	(5,515)
Purchase of property and equipment	(110,326)	(246,297)	(245,058)
Purchase of intangible assets		(122)	(683)
Purchase of short-term investments	(1,666,999)	(1,344,543)	(2,534,705)
Proceeds from short-term investments	1,622,068	3,002,509	207,576
Proceeds from disposal of property and equipment	19,988	26,294	750
Business acquisitions, net of cash acquired	(250)		(11,902)
Payments for long-term investments	(200,734)	(137,732)	(53,334)
Proceeds from disposal of long-term investments and a subsidiary	42,302	67,036	1,763
Net cash (used in) / provided by investing activities	(301,626)	1,368,716	(2,641,469)
Cash flows from financing activities
Repayment of long-term debt and short-term debt		(270,000)	(3,518)
Payments for purchasing noncontrolling interests		(1,775)
Proceeds from issuance of convertible bond			2,300,000
Proceeds from private placement			2,500,000
Proceeds from exercise of share options	184	1,373	8,183
Repayment of convertible bond		(2,300,000)
Share repurchase	(66,368)	(196,277)	(9,852)
Net cash provided by / (used in) financing activities	(66,184)	(2,766,679)	4,794,813
Effect of exchange rate changes	(26,427)	949	(5,277)
Net increase / (decrease) in cash, cash equivalents and restricted cash	(386,879)	(2,336,198)	3,102,799
Cash, cash equivalents and restricted cash at the beginning of year	2,681,786	5,017,984	1,915,185
Cash, cash equivalents and restricted cash at the end of year	2,294,907	2,681,786	5,017,984
Supplemental disclosure of cash flow information:
Interest paid		9,425	8,380
Income tax paid	5,569	117,621	158,785
Non-cash investing and financing activities:
Payable for purchase of property and equipment	15,534	49,403	43,732
Payable for purchase of intangible assets		756	866
Payable for investments and acquisitions	$ 292	$ 321	$ 312